Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,
	2022	2021
Salary and welfare payable	$192,832	$425,879
VAT and other taxes payables	396,451	24,974
Interest payable	34,565	1,898
Deferred revenue	57,906	169,087
Other accrued expenses	273,922	186,636
Total	$955,676	$808,474